Debt - Schedule of Loss on Extinguishment of Debt (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ (1.0)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
Term Loan A and Term Loan B Facility
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt	$ (1.0)	$ 0.0
Production Loan Prepayment
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt			(1.3)	0.0	0.0
Term Loan A
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt			0.0	(1.3)	0.0
Revolving Credit Facility And Term Loan A
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt			0.0	0.0	(1.7)
Revolving Credit Facility
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt			0.0	0.0	(1.1)
Term Loan B
Extinguishment of Debt [Line Items]
Loss on extinguishment of debt			$ 0.0	$ 0.0	$ (0.6)